SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment geographic area (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	¥ 1,867,168,144	$ 255,800,987	¥ 103,767,173
Mainland China
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	93,025,438	12,744,433	¥ 103,767,173
Asia, other than China
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	274,008,056	37,538,950
North America
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	677,447,294	92,809,899
Africa
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	660,892,830	90,541,946
Others
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	161,794,526	$ 22,165,759
Operating segments | Bitcoin Mining Business
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	1,772,319,041
Operating segments | Bitcoin Mining Business | Asia, other than China
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	272,184,391
Operating segments | Bitcoin Mining Business | North America
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	677,447,294
Operating segments | Bitcoin Mining Business | Africa
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	660,892,830
Operating segments | Bitcoin Mining Business | Others
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	161,794,526
Operating segments | Automobile and Related Business
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	49,109,153
Operating segments | Automobile and Related Business | Mainland China
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	48,631,338
Operating segments | Automobile and Related Business | Asia, other than China
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	477,815
Reconciling items
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	45,739,950
Reconciling items | Mainland China
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	44,394,100
Reconciling items | Asia, other than China
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	¥ 1,345,850